Financial instruments per category - Interest-bearing loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost
Current interest-bearing loans and borrowings
Current financial liabilities	$ 2,952	$ 2,146
Non-current interest-bearing loans and borrowings
Total non-current interest-bearing loans and borrowings	5,427	63,965
Total interest-bearing loans and borrowings	$ 8,379	$ 66,111
Lease Liabilities | Minimum
Non-current interest-bearing loans and borrowings
Interest Rate	6.25%	6.25%
Lease Liabilities | Maximum
Non-current interest-bearing loans and borrowings
Interest Rate	11.00%	11.00%
Lease Liabilities | Amortized cost
Current interest-bearing loans and borrowings
Current financial liabilities	$ 2,952	$ 2,146
Non-current interest-bearing loans and borrowings
Total non-current interest-bearing loans and borrowings	$ 5,427	$ 2,290
Non-current Interest bearing liabilities (excluding Non-current lease liabilities)
Non-current interest-bearing loans and borrowings
Interest Rate		11.00%
Non-current Interest bearing liabilities (excluding Non-current lease liabilities) | Amortized cost
Non-current interest-bearing loans and borrowings
Total non-current interest-bearing loans and borrowings		$ 61,675